VIA EDGAR SUBMISSION

November 16, 2005


Robert Lamont, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.   20549

     Re: Post-Effective Amendment No. 10 to Registration Statement on Form N-4 filed by American Skandia Life Assurance Corporation ("American Skandia"), Depositor, and American Skandia Life Assurance Corporation Separate Account B, Registrant Registration No. 333-96577
          Investment Company Act No. 811-5438
                                       AND

          Request Pursuant to Rule 485(b)(1)(vii) of the Securities Act of 1933

Dear Mr. Lamont:

On behalf of the Depositor, American Skandia Life Assurance Corporation ("American Skandia") and the Registrant, American Skandia Life Assurance Corporation Variable Account B, we enclose Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 pursuant to Rule 485(a) under the Securities Act of 1933 (the "Securities Act") described above. This Post-Effective Amendment filing consists of (a) the registration statement cover page; (b) a note that incorporates by reference into the Post-Effective Amendment No. 10 filing Parts A, B and C of Post-Effective Amendment No. 9 to the registration statement that was filed with the SEC on April 18, 2005, as thereafter supplemented, as well as September 30, 2005 financial statements of the depositor (from the 10-Q filing); (c) a prospectus that combines disclosure relating to four annuity products and adds new disclosure for a new optional benefit; and (d) amended portions of Part C, including the signature pages and exhibits.

American Skandia is filing this Post-Effective Amendment with the expectation that it will be utilized as a "Prototype Registration Statement" and hereby requests permission to file post-effective amendments to certain other Registration Statements on Form N-4 pursuant to paragraph (b)(1)(vii) of Rule 485 [17 CFR 230.485] under the Securities Act for the products shown in Appendix
I. American Skandia and Registrant only request such permission with respect to the Registration Statements on Form N-4. Each of the Form N-4 registration statements has a corresponding Form S-3 registration statement filing that registers the available MVA units. The prospectus portion of each such Form S-3 is identical to the prospectus portion of the counterpart Form N-4. Accordingly, we plan to amend the prospectus portion of each Form S-3 by filing the amended prospectus disclosure under Rule 424(b)(3). We plan to make the 485(b)(1)(vii) filings and 424(b)(3) filings in January of 2006, when the instant filing is scheduled to go effective.

Certain of the registration statements shown in Appendix I contain separate prospectuses which American Skandia offers under the same registration statement. Each of the prospectuses is essentially identical, but differs with respect to the combination of underlying portfolios offered as investment options, the distribution channel in which American Skandia offers the product and, under certain circumstances, the availability of certain riders to the particular product which represent an enhancement to the original product.(1) We have included the marketing name of each separate product where applicable.

Changes to Prototype Disclosure
This filing incorporates by reference the Prospectus and Statement of Additional Information from the most recent post-effective amendment to the registration statement that was effective on May 2, 2005, as thereafter supplemented and also includes a prospectus that combines the disclosure relating to four annuity products and adds a new optional benefit that we intend to offer on several of our deferred annuity products ("Prototype Disclosure"). American Skandia proposes and hereby requests, pursuant to paragraph (b)(1)(vii) of Rule 485, to include the Prototype Disclosure via post-effective amendment to the registration statements shown in Appendix I. American Skandia represents that any material changes to be made to the registration statements shown in Appendix I pursuant to a Rule 485(b) amendment will be substantially identical to the material changes that are being made to the above named Registration Statement via the Prototype Disclosure contained in the Prospectus. Since the prospectus disclosure for each product, other than American Skandia Advisors Choice 2000 is now contained in a single prospectus, there will be no difference in the disclosure included in the prospectus for each of these filings. For American Skandia Advisor Choice 2000, we intend to include only the Prototype Disclosure that relates to the new optional benefit. The disclosure in the Statement of Additional Information for each of the filings will differ only to reflect product differences that already exist in those products, such as differences in accumulation unit values among the products.

                                    * * * * *

As is the case with each other American Skandia variable annuity registration statement listed on Appendix I, we intend for our disclosure to be identical among the products to the greatest extent possible. Our intention would be to add the Prototype Disclosure (to the extent described above) to each of our current registration statements listed on Appendix I.

Request under Rule 485(b)(1)(vii)
American Skandia proposes and hereby requests to make the same or substantially identical changes as contained in the Prototype Disclosure via post-effective amendment to each of the registration statements shown in Appendix I pursuant to paragraph (b)(1)(vii) of Rule 485.

1. American Skandia represents that the new disclosure will be substantially identical to the Prototype Disclosure contained in Post-effective Amendment No. 10 to Registration Statement No. 333-96577.

2. American Skandia represents that each post-effective amendment to the registration statements shown in Appendix I will not contain changes that would render them ineligible for filing pursuant to paragraph (b) of Rule 485, except for those changes contained in the Prototype Disclosure, for which American Skandia is hereby requesting permission under Rule 485(b)(1)(vii).

-------------------------
(1) See Division of Investment Management, Office of Insurance Products, 1995 Industry Comment Letter, comment I.4. "Multiple Prospectuses in a Single Registration Statement", dated November 3, 1995.


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

3. American Skandia represents that it will incorporate any changes requested by the SEC Staff based on the content of the Prototype Disclosure and that, to the extent additional comments are made, American Skandia will incorporate changes into the registration statements shown in Appendix I when each post-effective amendment is submitted.

4. American Skandia represents that the Registrant will be able to revise its respective registration statements effectively to reflect the comments from the SEC Staff and that the Registrant will in fact revise its respective registration statements to reflect any changes that are made to the disclosure in response to comments received from the SEC Staff.

Legal and Policy Analysis
Granting such permission to file post-effective amendments to the registration statements shown in Appendix I pursuant to paragraph (b) of Rule 485 will reduce SEC Staff time and effort in reviewing substantially identical disclosure for each such registration statement. Registrant has previously requested and was granted Rule 485(b)(1)(vii) permission in relation to our annual post-effective amendments, which became effective in May 1996, 1997, 1998, 1999, 2000, 2001, 2002 and 2004, respectively, as well as post-effective amendments filed in November 2002 and 2004 and August 2003. As with prior requests by American Skandia under Rule 485(b)(1)(vii), this request provides an ideal opportunity to make better use of limited SEC Staff resources while facilitating Registrant's efforts to bring consistency in disclosure across each variable annuity platform. We continue to believe the process is to the mutual benefit of both the SEC Staff and the Registrant.

Paragraph (b)(1)(vii) of Rule 485 allows the Commission to approve certain types of post-effective amendments not otherwise eligible to be filed as "B" Amendments to become effective automatically on the date upon which it is filed or at a later date designated by the registrant. See Securities Act Release No. 7083; Investment Company Act Release No. 20486 (August 17, 1994) ("Post-Effective Amendments to Investment Company Registration Statements" and hereinafter referred to as the "Release").(2) The Release provides that requests for permission to file post-effective amendments under this paragraph should be made by a letter to the Division of Investment Management. Id. In Section III.D.2 of the November 7, 1996 "Industry Comment Letter", Registrants were encouraged to file "prototype registration statements" when they are "simultaneously making a number of filings that contained identical changes, rendering separate staff review of each filing duplicative."

As discussed in the Proposing Release, Investment Company Act Rel. No. 19722 (Sept. 21, 1993) [58FR 50291 (Sept. 27, 1993)], exercise of this authority would permit, for example, substantially identical revisions contained in post-effective amendments filed by a number of funds in a fund complex to become effective upon filing without Division review if the Division had previously had an opportunity to review one of them. See Release at footnote 9. The term "fund" used in the Release would relate to a registration statement filed by a registered open-end management investment company, unit investment trust or separate account as defined in section 2(a)(37) of the Investment Company Act of 1940. See Rule 485(b).(3)

Thank you for your consideration in this matter. Please call me at (203) 925-7176 if you have any questions with respect to our request.

                                            Sincerely,

                                            /s/ Robin Wagner
                                            ------------------------------------
                                            Robin Wagner
                                            Vice President and Corporate Counsel

---------------------
(2) See also Securities Act Release No. 7448 (October 11, 1997) (redesignating former paragraph (b)(1)(ix) as paragraph (b)(1)(vii)).
(3) Rule 485(b) provides, in pertinent part that "a post-effective amendment to a registration statement filed by a registered open-end investment company, unit investment trust or separate account as defined by section 2(a)(37) of the Investment Company Act shall become effective..."


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

                                   APPENDIX I

----------------------------------------------------------------------------------------------------------------------------
                         Product/Marketing Name                                   Form N-4                 Form S-3
                                                                                1933 Act No.             1933 Act No.
----------------------------------------------------------------------------------------------------------------------------
                              American Skandia Life Assurance Corporation Variable Account B
                                                   1940 Act No. 811-5438
----------------------------------------------------------------------------------------------------------------------------
Advisors Choice(R) 2000 (Including Select 2000)*                                    333-08853                333-24989
----------------------------------------------------------------------------------------------------------------------------
American Skandia Apex(SM) II (Apex(SM) II)                                          333-71654               333-117052
(including Optimum Four and Wells Fargo Stagecoach APEX II)
----------------------------------------------------------------------------------------------------------------------------
American Skandia LifeVest(R) II (ASL II)                                            333-71672               333-117052
----------------------------------------------------------------------------------------------------------------------------
American Skandia XTra Credit(SM) SIX (XTra Credit(SM) SIX)                          333-71834               333-117052
(including Optimum Plus and Wells Fargo Stagecoach Xtra Credit SIX)
----------------------------------------------------------------------------------------------------------------------------

*Amendment will only include prototype disclosure with respect to the new benefit.


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